Related Party Transactions and Balances (Details) - Chief Executive Officer and Chief Operating Officer [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
Related Party Transactions and Balances [Line Items]
Compensation expenses to key management personnel	$ 1,000,000
Compensation expenses were paid	$ 300,000